File No. 333-142280

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [  ]

                      Pre-Effective Amendment No.   [  ]

                     Post-Effective Amendment No. 1  [ X ]

                               EQ ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (Address of Principal Executive Offices)

                                 (212) 554-1234
                 (Registrant's Area Code and Telephone Number)

                                STEVEN M. JOENK
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (Name and Address of Agent for Service)

                                With copies to:

        PATRICIA LOUIE, ESQ.                     MARK C. AMOROSI, ESQ.
AXA EQUITABLE LIFE INSURANCE COMPANY    KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
    1290 AVENUE OF THE AMERICAS                   1601 K STREET, N.W.
     NEW YORK, NEW YORK  10104                   WASHINGTON, DC  20006

                              __________________

                 Approximate Date of Proposed Public Offering:
  As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being registered: Class IA and Class IB shares of beneficial interest in the series of the registrant designated as the EQ/AllianceBernstein Value Portfolio and the EQ/Capital Guardian Research Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-17217 and 811-07953).

                               EQ ADVISORS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

   Cover Sheet

   Contents of Registration Statement

   Letter to Shareholders*

   Notice of Special Meeting*

   Information Statement*

   Part A - Proxy Statement/Prospectus*

   Part B - Statement of Additional Information*

   Part C - Other Information

   Signature Page

   Exhibits


* Incorporated by reference from the Registrant's Registration Statement on Form N-14 (File No. 333-142280) as filed with the SEC on April 23, 2007 and subsequently filed in definitive form pursuant to Rule 497 on May 25, 2007.

EXPLANATORY NOTE

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinions of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to tax matters (Exhibit 12) for the reorganizations of the EQ/AllianceBernstein Growth and Income Portfolio into the EQ/AllianceBernstein Value Portfolio, each a series of the Registrant, and the EQ/Capital Guardian U.S. Equity Portfolio into the EQ/Capital Guardian Research Portfolio, each a series of the Registrant.

                                     PART C

                               OTHER INFORMATION

ITEM 15.      INDEMNIFICATION

AMENDED AND RESTATED AGREEMENT AND DECLARATION OF TRUST ("DECLARATION OF TRUST") AND BY-LAWS.

Article VII, Section 2 of the Trust's Declaration of Trust of the Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws."
Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "(s)ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every (Trustee, officer, employee or other agent of the Trust) shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "(n)o indemnification shall be provided hereunder to (a Trustee, officer, employee or other agent of the Trust): (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such (Trustee, officer, employee or other agent of the Trust) was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such (Trustee, officer, employee or other agent of the Trust) did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); PROVIDED, HOWEVER, that indemnification shall be provided hereunder to (a Trustee, officer, employee or other agent of the Trust) with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the (Trustee, officer, employee or other agent of the Trust) was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such (Trustee, officer, employee or other agent of the Trust) has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any (Trustee, officer, employee or other agent of the Trust), (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any (Trustee, officer, employee or other agent of the Trust) may now or hereafter be entitled and (iv) shall inure to the benefit of (such party's) heirs, executors and administrators."

AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT STATES:

LIMITATIONS ON LIABILITY. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

SECTIONS 4(A) AND 4(B) OF CERTAIN OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENTS STATE:

4.    LIABILITY AND INDEMNIFICATION

(a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser with respect to the services provided to the Jennison Allocated Portion of the Portfolio hereunder, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for its own actions, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act")) (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act, or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser, which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee (as defined below) for use therein; provided, that the applicable Adviser Indemnitee has had an opportunity to review such information as included in such Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio.

(b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Adviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee for use therein.

SECTION 4 OF CERTAIN OF THE REGISTRANT'S  AGREEMENTS STATES:

Neither the Adviser nor any of its directors, officers, or employees shall be liable to the Manager for any loss suffered by the Manager resulting from its acts or omissions as Adviser to the Portfolio, except for losses to the Manager or the Trust resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser or any of its directors, officers or employees. The Adviser, its directors, officers or employees shall not be liable to the Manager or the Trust for any loss suffered as a consequence of any action or inaction of other service providers to the Trust in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Trust is not a result of the willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser under this Agreement. Notwithstanding the foregoing, nothing herein shall be deemed to waive any rights against the Adviser under federal or state securities laws.

SECTION 14 OF EACH OF THE REGISTRANT'S DISTRIBUTION AGREEMENTS STATES:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of AXA Advisors in its capacity as a principal underwriter of the Trust's Class IA shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

SECTION 6 OF THE REGISTRANT'S MUTUAL FUNDS SERVICE AGREEMENT STATES:

(a) Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on Equitable's part (or on the part of any third party to whom Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party) or, subject to Section 10 below, Equitable's (or such third party's) refusal or failure to comply with the terms of this Agreement (in the case of Equitable) or an agreement with Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Equitable) or under an agreement with Equitable (in the case of such third party). In no event shall Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that Equitable may be held liable pursuant to Section 6(a) above, Equitable shall not be responsible for, and the Trust shall indemnify and hold Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i) any and all actions of Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by Equitable or its officers or agents of information, records, or documents which are received by Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust's refusal or failure to comply with the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to Equitable by data services, including data services providing information in connection with any third party computer system licensed to Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or
(2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust's registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

(ix) except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Equitable pursuant to this Agreement.

SECTION 12(A)(IV) OF THE REGISTRANT'S GLOBAL CUSTODY AGREEMENT STATES:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees") harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

ITEM 16.  EXHIBITS

(1)(a)        Agreement and Declaration of Trust.(1)

(1)(b)(i)     Amended and Restated Agreement and Declaration of Trust.(2)

(1)(b)(ii) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.(7)

(1)(b)(iii) Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.(10)

(1)(c)        Certificate of Trust.(1)

(1)(d)        Certificate of Amendment to the Certificate of Trust.(2)

(2)           By-Laws.(1)

(3)           None, other than Exhibits (a)(2) and (b)(1)(i).

(4) Plan of Reorganization and Termination; filed as Appendix A to the Combined Proxy Statement and Prospectus set forth as Part A to the Registration Statement on Form N-14.

(5) Provisions of instruments defining the rights of holders of securities are contained in the Registrant's Amended and Restated Agreement and Declaration of Trust and By-laws.

(6)           Investment Advisory Contracts
              -----------------------------

(6)(a)(i) Amended and Restated Investment Management Agreement, dated as of May 1, 2000, between the Trust and AXA Equitable Life Insurance Co. (formerly known as The Equitable Life Assurance Society of the United States) ("AXA Equitable").(6)

(6)(a)(ii) Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.(7)

(6)(a)(iii) Amendment No. 2, dated as of September 1, 2001, to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.(8)

(6)(a)(iv) Amendment No. 3, dated as of November 22, 2002 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.(10)

(6)(a)(v) Amendment No. 4, dated as of May 2, 2003 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.(11)

(6)(a)(vi) Amendment No. 5 dated July 8, 2004 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.(13)

(6)(a)(vii)   Amendment  No.  6  dated  October  25,  2004  to  the   Investment
              Management Agreement between the Trust and AXA Equitable dated May 1, 2000.(13)

(6)(a)(viii)  Amendment No. 7 to the Investment Management Agreement between the
              Trust and AXA Equitable dated May 1, 2000.(14)

(6)(a)(ix) Amendment No. 8 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.(16)

(6)(a)(x) Amendment No. 9 dated August 1, 2006 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.(19)

(6)(b)(i) Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein L.P. ("AllianceBernstein") dated as of August 1, 2006.(20)

(6)(c)(i) Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of August 1, 2006.(20)

(7)           Underwriting or Distribution Contracts
              --------------------------------------

(7)(a)(i) Amended and Restated Distribution Agreement between the Trust and AXA Distributor, LLC ("AXA Distributors") dated as of July 15, 2002 with respect to Class IA shares.(10)

(7)(a)(ii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.(11)

(7)(a)(iii) Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.(13)

(7)(a)(iv) Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.(13)

(7)(a)(v) Amendment No. 4, dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.(14)

(7)(a)(vi)    Amendment  No.  5 dated  September  30,  2005 to the  Amended  and
              Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.(16)

(7)(a)(vii) Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.(19)

(7)(b)(i) Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as July 15, 2002 with respect to Class IB shares.(10)

(7)(b)(ii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.(11)

(7)(b)(iii) Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.(13)

(7)(b)(iv) Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.(13)

(7)(b)(v) Amendment No. 4 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.(14)

(7)(b)(vi) Amendment No. 5 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.(16)

(7)(b)(vii) Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.(19)

(7)(c)(i) Distribution Agreement between the Trust and AXA Advisors, LLC ("AXA Advisors") dated as July 15, 2002 with respect to Class IA shares.(10)

(7)(c)(ii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares.(11)

(7)(c)(iii) Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares.(13)

(7)(c)(iv) Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares.(13)

(7)(c)(v) Amendment No. 4, dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.(14)

(7)(c)(vi) Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.(16)

(7)(c)(vii) Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.(19)

(7)(d)(i) Distribution Agreement between the Trust and AXA Advisors, LLC ("AXA Advisors") dated as July 15, 2002 with respect to Class IB shares.(10)

(7)(d)(ii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares.(11)

(7)(d)(iii) Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares.(13)

(7)(d)(iv) Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares.(13)

(7)(d)(v) Amendment No. 4, dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.(14)

(7)(d)(vi) Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares.(16)

(7)(d)(vii) Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares.(19)

(8)           Form of Deferred Compensation Plan.(3)

(9)           Custodian Agreements
              --------------------

(9)(a) Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.(9)

(9)(a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(11)

(9)(a)(ii) Amendment No. 2, dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(13)

(9)(a)(iii) Amendment No. 3, dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(13)

(9)(a)(iv) Amendment No. 4 dated May 1, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(14)

(9)(a)(v) Amendment No. 5 dated September 30, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(16)

(9)(a)(vi) Amendment No. 6 dated August 1, 2006 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.(20)

(10)          Distribution and Multiple Class Plans
              -------------------------------------

(10)(a) Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Trust's Class IB shares adopted March 31, 1997.(4)

(10)(b)       Plan Pursuant to Rule 18f-3 under the 1940 Act.(4)

(11) Legal Opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding the legality of the securities being registered.(21)

(12) Opinions of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to tax matters. (filed herewith)

(13)          Other Material Contracts
              ------------------------

(13)(a)(i) Form of Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.(5)

(13)(a)(ii) Amendment No. 1 dated May 1, 2005 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.(15)

(13)(a)(iii) Amendment No. 2 dated as of May 1, 2006, to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.(17)

(13)(a)(iv) Amendment No. 3 dated as of August 1, 2006, to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.(20)

(13)(b)(i) Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust, dated as of May 1, 2002.(10)

(13)(b)(ii) Amendment No. 1, dated as of May 1, 2003 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.(11)

(13)(b)(iii) Amendment No. 2 dated as of May 1, 2004 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.(12)

(13)(b)(iv) Amendment No. 3 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.(13)

(13)(b)(v) Amendment No. 4 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated May 1, 2002.(14)

(13)(b)(vi) Amendment No. 5 dated September 30, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated May 1, 2002.(16)

(13)(b)(vii) Amendment No. 6 dated October 1, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.(17)

(13)(b)(viii) Amendment  No.  7 dated  May 1,  2006 to the  Fourth  Amended  and
              Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.(18)

(13)(b)(ix) Amendment No. 8 dated August 1, 2006 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.(19)

(13)(c)(i) Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated as of July 15, 2002.(10)

(13)(c)(ii) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.(11)

(13)(c)(iii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.(14)

(13)(c)(iv) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.(14)

(13)(c)(v) Amendment No. 4 dated May 1, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.(14)

(13)(c)(vi) Amendment No. 5 dated September 30, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.(18)

(13)(c)(vii) Amendment No. 6 dated August 1, 2006 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.(20)

(14)          Other Opinions
              --------------

(14)(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.(21)

(15)          None.

(16)          Powers of Attorney.(21)

(17)          Additional Exhibits
              -------------------

(17)(a)       Proxy Card.(21)

(17)(b) Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 as revised March 10, 2005.(14)

(17)(c)       Revised  Code  of  Ethics  of   AllianceBernstein   effective  May
              2005.(17)

(17)(d)       Code of Ethics of Capital Guardian effective October 1, 2002.(11)

_______________________

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5. Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).

6.    Incorporated  by  reference  to  Post-Effective   Amendment   No.   16  to
      Registrant's Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).

7.    Incorporated  by  reference  to   Post-Effective   Amendment   No.  18  to
      Registrant's Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).

8.    Incorporated   by   reference   to  Post-Effective  Amendment  No.  22  to
      Registrant's Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217).

9.    Incorporated  by  reference  to  Post-Effective   Amendment   No.   24  to
      Registrant's Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).

10.   Incorporated  by  reference  to  Post-Effective   Amendment   No.   25  to
      Registrant's Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).

11.   Incorporated   by   reference   to  Post-Effective  Amendment  No.  28  to
      Registrant's Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).

12.   Incorporated  by  reference  to  Post-Effective  Amendment   No.   30   to
      Registrant's Registration Statement on Form N-1A filed on April 7, 2004 (File No. 333-17217).

13.   Incorporated  by  reference  to  Post-Effective   Amendment   No.   35  to
      Registrant's Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).

14.   Incorporated   by   reference   to  Post-Effective  Amendment  No.  37  to
      Registrant's Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).

15.   Incorporated  by  reference  to  Post-Effective  Amendment   No.   41   to
      Registrant's Registration Statement on Form N-1A filed on August 23, 2005 (File No. 333-17217).

16.   Incorporated  by   reference   to   Post-Effective  Amendment  No.  41  to
      Registrant's Registration Statement on Form N-1A filed on August 24, 2005 (File No. 333-17217).

17.   Incorporated  by  reference  to  Post-Effective   Amendment   No.   43  to
      Registrant's Registration Statement on Form N-1A filed on February 8, 2006 (File No. 333-17217).

18.   Incorporated   by   reference   to  Post-Effective  Amendment  No.  44  to
      Registrant's Registration Statement on Form N-1A filed on April 5, 2006 (File No. 333-17217).

19.   Incorporated  by  reference  to  Post-Effective  Amendment   No.   46   to
      Registrant's Registration Statement on Form N-1A filed on August 23, 2006 (File No. 333-17217).

20.   Incorporated  by   reference   to   Post-Effective  Amendment  No.  51  to
      Registrant's Registration Statement on Form N-1A filed on February 2, 2007 (File No. 333-17217).

21. Previously filed as part of the Registrant's Registration Statement on Form N-14 filed on April 23, 2007 (File No. 333-142280).

ITEM 17.  UNDERTAKINGS


(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


As required by the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that the Post-Effective Amendment to the Registration Statement meets all of the requirements under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to been signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of October, 2007.


                                 EQ ADVISORS TRUST

                                 By:  /s/ Steven M. Joenk
                                      ----------------------------------
                                          Steven M. Joenk
                                          Trustee, Chairman, President and Chief
                                          Executive Officer



As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                        TITLE                    DATE
---------                                        -----                    ----

/s/ Steven M. Joenk                 Trustee, Chairman, President     October 1, 2007
----------------------                           and
Steven M. Joenk                       Chief Executive Officer

/s/ Jettie M. Edwards*                          Trustee              October 1, 2007
----------------------
Jettie M. Edwards

/s/ William M. Kearns, Jr.*                     Trustee              October 1, 2007
--------------------------
William M. Kearns, Jr.

/s/ Christopher P.A. Komisarjevsky*             Trustee              October 1, 2007
----------------------------------
Christopher P.A. Komisarjevsky

/s/ Theodossios Athanassiades*                  Trustee              October 1, 2007
--------------------------------
Theodossios (Ted) Athanassiades

/s/ Harvey Rosenthal*                           Trustee              October 1, 2007
----------------------
Harvey Rosenthal

/s/  David W. Fox*                              Trustee              October 1, 2007
----------------------
David W. Fox

/s/  Gary S. Schpero*                           Trustee              October 1, 2007
----------------------
Gary S. Schpero

/s/ James Shepherdson*                          Trustee              October 1, 2007
----------------------
James (Jamie) Shepherdson

/s/ Brian E. Walsh                   Treasurer and Chief Financial   October 1, 2007
----------------------                         Officer
Brian E. Walsh


* By: Steven M. Joenk
      ---------------------
      Steven M. Joenk
      (Attorney-in-fact)

                                 EXHIBIT INDEX



EXHIBIT NUMBER.     DESCRIPTION OF EXHIBIT
---------------     ----------------------

(12) Opinions of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to tax matters.